LEASE	12 Months Ended
Dec. 31, 2024
LEASE
LEASE

11.LEASE

A. Leases of medical equipment as lessor

The following table presents the lease receivables derive from the Group’s operating, sales-type and direct financing leases:

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Current
Account receivable - Operating lease	14,683	11,816	1,619
Account receivable - Sales-type lease	1,515	2,178	298

Total	16,198	13,994	1,917

Lease receivables for operating and sales-type leases are presented in accounts receivable on the consolidated balance sheets. Lease receivables for direct financing leases are presented as net investment in direct financing leases. As of December 31, 2023, and 2024, the allowance of lease receivables was RMB2,175 and RMB2,136 (US$293), respectively. Accordingly, risk of default with respect to these receivables is remote.

Lease receivables with carrying value of RMB1,759 and RMB7,137 (US$978) (note 19) were pledged as collaterals for bank and other borrowings of RMB40,066 and RMB23,086 (US$3,163) as of December 31, 2023 and 2024, respectively.

The following table presents the lease income recognized relating to the Group’s operating, sales-type and direct financing leases:

	For the Year Ended December 31, 2024
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	2,637	361	—	—	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	2,637	361	—	—	—	—

Lease income relating to lease payments					6,719	920
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	6,719	920

	For the Year Ended December 31, 2023
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	3,366	474	—	—	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,366	474	—	—	—	—

Lease income relating to lease payments					13,371	1,883
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	13,371	1,883

The Group’s lease assets do not contain material residual value by the end of the lease term. In order to mitigate the risks associated with the residual value of its leased assets, the Group usually enters into arrangements where the lease terms are approximate to the economic useful life of the leased assets so as to minimize their residual value.

The future minimum lease payments to be received from such non-cancelable operating leases are as follows:

Future minimum
operating lease payments
	RMB	US$
2025	1,476	202
2026	931	128
2027	—	—
2028	—	—
2029	—	—
Above 5 years	—	—

Lease payments for the Group’s sales-type lease payments are all variable based on the profit or revenue generated from the underlying assets thus the Group does not recognize any net investment in the lease at commencement.

B. Failed sales-leaseback transactions as seller-lessee

The Group has failed sales-leaseback transactions in which the Group acts as seller-lessee but does not effectively transfer control of the underlying asset to the buyer-lessor. The Group accounts for failed sales-leaseback transactions as financings. The Group recorded RMB62,543 (US$8,568) and RMB221,438 (US$30,337) under “Long-term bank and other borrowings, current portion” and “Long-term bank and other borrowings, non-current portion”, respectively as of December 31, 2024. The effective interest rate used in the computation of interest expense ranged from 2.08% to 11.68%. Interest expenses recorded in the Group’s consolidated statement of comprehensive loss amounted to RMB47,049, RMB74,024, and RMB15,848 (US$2,171) for the years ended December 31, 2022, 2023 and 2024, respectively.

C. Operating leases as lessee

The components of lease cost were as follows:

	For the year ended December 31, 2024
	RMB	US$
Operating lease cost	31,824	4,360
Short term lease cost	289	40

Total	32,113	4,400

For the year ended December 31, 2024, total operating and short-term lease costs of RMB14,915 (US$2,044) and RMB17,197 (US$2,356) were recorded in cost of revenue and general and administrative expenses, respectively.

Other information

	For the year
	ended December 31, 2024
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	19,802	2,713
ROU assets obtained in exchange for operating lease liabilities*	221	30
Weighted-average remaining lease terms (in years)	3.0	3.00
Weighted-average discount rate	5.07%	5.07%

*     Includes new leases entered into during the year ended December 31, 2024. Changes in the ROU asset and liability are presented net within operating activities.

Future minimum lease payments for operating leases as of December 31, 2024 are as follows:

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2025	47,475	6,504
2026	14,973	2,051
2027	14,274	1,956
2028	14,261	1,954
2029	14,261	1,954
Thereafter	87,083	11,930
Total future lease payments	192,327	26,349
Less: Imputed interest	7,985	1,095
Total lease liability balance	184,342	25,254

The Group did not have any leasing transactions with related parties.

Land use rights

The following table presents the original cost payment, accumulated amortization and net carrying value of the Group’s land use rights for the periods presented:

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset

Land use rights	464,209	464,209	63,596
Less: accumulated amortization	(66,350)	(75,977)	(10,409)
Net carrying value	397,859	388,232	53,187

As of December 31, 2023 and 2024, the Group recorded land lease payment under “Prepaid land lease payment” and “Right-of-use assets, net” of RMB397,859 and RMB388,233 (US$53,187), respectively. Amortization expenses for the years ended December 31, 2022, 2023 and 2024 were RMB9,627, RMB9,627 and RMB9,627 (US$1,319), respectively.

The net book value of the Group’s land use right payments pledged to secure bank and other borrowings was RMB386,614 and RMB377,255 (US$ 51,684) (note 19) as of December 31, 2023 and 2024, respectively.

The estimated annual amortization expenses for the land leases payment for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2025	9,627	1,319
2026	9,627	1,319
2027	9,627	1,319
2028	9,627	1,319
2029	9,627	1,319